Quarterly Statement of Investments

See Notes to Statements ofInvestments.

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

[b]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	500,000		560,625
				4,066,875
Software & Services 0.6%				
Sitel LLC/Finance Corp., senior note, 11.50%, 4/01/18	United States	1,000,000		920,000
SunGard Data Systems Inc., senior note, 7.625%, 11/15/20	United States	1,400,000		1,421,000
				2,341,000
Technology Hardware & Equipment 0.8%				
[b]CDW Escrow Corp., senior note, 144A, 8.50%, 4/01/19	United States	2,000,000		1,970,000
[b]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	1,000,000		1,035,000
				3,005,000
Telecommunication Services 4.0%				
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	2,000,000		1,965,000
[b]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	1,000,000		1,027,500
[b]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,100,000		1,114,438
Frontier Communications Corp., senior note,				
7.875%, 4/15/15	United States	2,000,000		2,180,000
8.25%, 4/15/17	United States	500,000		546,250
[b]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	1,500,000		1,518,750
[b]Intelsat Jackson Holdings SA, senior note, 144A, 7.25%,				
4/01/19	Luxembourg	2,000,000		1,992,500
10/15/20	Luxembourg	800,000		798,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	1,000,000		1,063,750
[b]West Corp., senior note, 144A, 7.875%, 1/15/19	United States	2,000,000		1,945,000
[b,c]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	482,692	EUR	767,421
				14,918,609
Transportation 1.1%				
[b]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	1,900,000		1,871,500
[b]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	700,000		764,750
8.375%, 12/01/17	United Kingdom	100,000		101,625
11.50%, 4/01/18	United Kingdom	1,100,000		1,163,250
				3,901,125
Utilities 1.8%				
[b]AES Corp., senior note, 144A, 7.375%, 7/01/21	United States	700,000		711,375
[b]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	600,000		630,000
7.50%, 2/15/21	United States	1,000,000		1,025,000
7.875%, 1/15/23	United States	500,000		515,625
[b]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,500,000		1,563,750
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	United States	1,000,000		610,000
[b]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,				
secured note, B, 144A, 15.00%, 4/01/21	United States	1,000,000		825,000
senior secured note, 144A, 11.50%, 10/01/20	United States	1,000,000		987,500
				6,868,250
Total Corporate Bonds (Cost $179,743,678)				187,952,163
[f]Senior Floating Rate Interests 52.8%				
Automobiles & Components 1.6%				
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	2,030,000		1,982,634
Federal-Mogul Corp., Term Loan B, 2.128%, 12/27/14	United States	2,063,023		1,956,924
Tenneco Inc., Term Loan B, 4.996%, 6/03/16	United States	1,108,800		1,114,344
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	1,083,027		1,091,601
				6,145,503
Capital Goods 3.2%				
Goodman Global Inc., Initial Term Loan, 5.75%, 10/28/16	United States	4,128,800		4,149,147
The Manitowoc Co. Inc., Term Loan B, 4.25%, 11/13/17	United States	702,663		705,590
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/12/18	United States	1,010,000		1,010,537
Sensus USA Inc., Term Loan, 4.75%, 5/09/17	United States	1,033,297		1,038,249
Tomkins LLC and Tomkins Inc., Term B-1 Loan, 4.25%, 9/29/16	Netherlands	2,689,826		2,693,420
TransDigm Inc., Term Loan B, 4.00%, 2/14/17	United States	733,380		736,875

TriMas Corp., Tranche B Term Loan, 4.25%, 6/21/17	United States	1,422,057	1,427,390
			11,761,208
Commercial & Professional Services 3.0%			
ARAMARK Corp.,			
Extended Synthetic L/C, 3.286%, 7/26/16	United States	174,490	173,898
Term Loan B Extended, 3.496%, 7/26/16	United States	2,653,233	2,644,231
Diversey Inc., Tranche B Dollar Term Loan, 4.00%, 11/24/15	United States	1,210,599	1,212,113
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	United States	2,433,900	2,439,033
KAR Auction Services Inc. (Adesa), Term Loan, 5.00%, 5/19/17	United States	1,650,000	1,656,445
Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	United States	485,216	487,339
Nielsen Finance LLC (VNU Inc.), Class C Dollar Term Loan, 3.44%, 5/02/16	United States	2,470,228	2,461,177
			11,074,236
Consumer Services 8.4%			
24 Hour Fitness Worldwide Inc., Term Loan B, 6.75%, 4/22/16	United States	1,980,000	1,967,625
Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16	United States	3,539,832	3,542,044
Bright Horizons Family Solutions Inc., Term Loan B, 4.19% - 6.25%, 5/21/15	United States	1,779,436	1,792,039
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	United States	2,726,300	2,723,127
Caesars Entertainment Operating Co. Inc.,			
Term Loan B-2, 3.186% - 3.274%, 1/28/15	United States	1,500,000	1,349,996
Term Loan B-4, 9.50%, 10/31/16	United States	2,453,785	2,566,715
Cedar Fair LP, U.S. Term - 1 Loan, 4.00%, 12/15/17	United States	1,518,706	1,525,161
ClubCorp Club Operations Inc., Term B Loan, 6.00%, 11/30/16	United States	726,350	727,712
Education Management LLC, Tranche C-2, 4.25%, 6/01/16	United States	2,376,375	2,346,834
Laureate Education Inc.,			
Closing Date Term Loan, 5.25%, 8/18/14	United States	1,958,994	1,918,208
Delayed Draw Term Loan, 5.25%, 8/18/14	United States	293,313	287,206
Series A New Term Loans, 5.25%, 8/18/14	United States	1,083,500	1,057,767
[g]Penn National Gaming Inc., Term B Facility Loan, 5.00%, 7/14/18	United States	973,394	976,733
[g]Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	United States	1,000,000	945,000
SeaWorld Parks & Entertainment Inc., Term B Loan, 4.00%, 8/17/17	United States	810,830	814,251
Six Flags Theme Parks Inc., Tranche B Term Loan, 5.25%, 6/30/16	United States	2,870,130	2,891,656
Visant Corp. (Jostens), Term Loan B, 5.25%, 12/22/16	United States	3,980,000	3,978,758
			31,410,832
Diversified Financials 2.0%			
Asurion LLC, Term Loan, 5.50%, 5/24/18	United States	1,500,000	1,482,372
FIG LLC, Term Loan, 5.75%, 10/07/15	United States	1,839,375	1,869,265
TransUnion LLC, Term Loan, 4.75%, 2/10/18	United States	3,970,050	3,982,456
			7,334,093
Energy 0.8%			
Frac Tech International LLC, Term Loan, 6.25%, 5/06/16	United States	1,320,221	1,319,704
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	1,740,451	1,766,558
			3,086,262
Food & Staples Retailing 0.2%			
Rite Aid Corp., Tranche 5 Term Loan, 4.50%, 3/03/18	United States	914,111	900,542
Food, Beverage & Tobacco 2.4%			
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18	United States	2,700,000	2,697,046
Dole Food Co. Inc.,			
Tranche B-1 Term Loan, 5.00% - 6.00%, 3/02/17	United States	546,658	547,968
Tranche B-2 Term Loan, 6.00%, 6/27/18	United States	784,000	784,980
Michael Foods Group Inc., Term Loan B, 4.25%, 2/25/18	United States	2,002,116	2,006,121
Solvest Ltd. (Dole),			
Tranche C-1 Term Loan, 5.00% - 6.00%, 3/02/17	Bermuda	1,357,763	1,361,016
Tranche C-2 Term Loan, 6.00%, 7/08/18	Bermuda	1,456,000	1,457,820
			8,854,951
Health Care Equipment & Services 5.5%			
Alere Inc., B Term Loan, 5.75%, 6/30/17	United States	2,190,000	2,179,050
Carestream Health Inc., Term Loan B, 5.00%, 2/25/17	United States	2,992,500	2,803,972
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.504%, 7/25/14	United States	82,562	79,925
Extended Term Loan, 3.754%, 1/25/17	United States	806,075	787,936
Term Loan, 2.504%, 7/25/14	United States	1,605,239	1,553,968
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	United States	1,393,000	1,398,721

Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2011 (unaudited) *(continued)*

Drumm Investors LLC, Term Loan, 5.00%, 5/04/18	United States	2,000,000	1,964,990
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18	United States	2,583,525	2,578,681
IASIS Healthcare LLC, Term B Loan, 5.00%, 5/03/18	United States	947,625	948,099
Universal Health Services Inc., New Tranche B Term Loan, 4.00%, 11/15/16	United States	3,667,500	3,681,763
Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	2,492,129	2,494,309
			20,471,414
Household & Personal Products 1.1%			
Prestige Brands Inc., Term Loan B, 4.75% - 5.50%, 3/24/16	United States	970,520	976,181
Revlon Consumer Products Corp., Term Loan, 4.75%, 11/19/17	United States	1,903,511	1,909,658
Spectrum Brands Inc., New Term Loan, 5.00% - 6.25%, 6/17/16	United States	1,226,939	1,236,908
			4,122,747
Insurance 0.2%			
CNO Financial Group Inc., Term Loan, 6.25%, 9/30/16	United States	674,694	681,441
Materials 7.3%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	620,000	621,292
Anchor Glass Container Corp., First Lien Term Loan, 6.00%, 3/02/16	United States	2,353,350	2,376,883
Celanese U.S. Holdings LLC, Term C Loan, 3.303%, 10/31/16	United States	2,043,390	2,054,169
Graham Packaging Co. LP,			
Term Loan C, 6.75%, 4/05/14	United States	1,719,181	1,726,459
Term Loan D, 6.00%, 9/23/16	United States	1,320,025	1,324,604
Momentive Specialty Chemicals BV (Hexion), Tranche C-2B Term Loan, 4.00%, 5/03/15	Netherlands	680,016	671,345
Momentive Specialty Chemicals Inc. (Hexion),			
Tranche C-1B Term Loan, 4.00%, 5/03/15	United States	1,524,095	1,504,663
Tranche C-4B Term Loan, 4.063%, 5/03/15	United States	476,563	476,544
Nexeo Solutions LLC, Initial Loan, 5.00%, 9/09/17	United States	1,067,325	1,067,992
Oxbow Carbon LLC, Tranche B-1 Term Loan (Extended), 3.686% - 3.755%, 5/08/16	United States	2,493,562	2,498,238
Reynolds Group Holdings Inc., U.S. Term Loan, 4.25%, 2/09/18	United States	4,129,650	4,112,731
Rock-Tenn Co., Term Loan B, 3.50%, 5/27/18	United States	860,000	863,518
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	United States	1,268,899	1,277,396
Styron S.A.R.L., Term Loan B, 6.00%, 8/02/17	Luxembourg	1,880,550	1,881,530
Univar Inc., Term B Loan, 5.00%, 6/30/17	Netherlands	3,890,450	3,889,407
Walter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	1,000,000	1,002,081
			27,348,852
Media 4.5%			
[g]AMC Networks Inc., Term B Loan, 4.00%, 12/31/18	United States	1,800,000	1,804,500
Bresnan Broadband Holdings LLC, Term Loan B, 4.50%, 12/14/17	United States	1,422,850	1,425,276
Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	2,273,408	1,907,769
Gray Television Inc., Term Loan B, 3.70%, 12/31/14	United States	1,494,607	1,471,441
Newsday LLC, Floating Rate Term Loan, 6.499%, 8/01/13	United States	2,400,000	2,460,000
Quad/Graphics Inc., Term Loan B, 5.50%, 7/02/16	United States	990,000	993,910
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	1,364,017	942,877
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	1,226,925	1,233,444
Univision Communications Inc., Extended First Lien Term Loan, 4.436%, 3/31/17	United States	2,622,443	2,496,387
UPC Financing Partnership, Term Loan X, 3.691%, 12/31/17	Netherlands	1,897,847	1,896,266
			16,631,870
Pharmaceuticals, Biotechnology & Life Sciences 1.5%			
Endo Pharmaceuticals Holdings Inc., Term B Loan, 4.00%, 6/17/18	United States	730,000	733,574
Grifols Inc., U.S. Tranche B Term Loan, 6.00%, 11/23/16	Spain	1,960,000	1,971,432
Warner Chilcott Co. LLC,			
Term A Loan, 3.75%, 3/17/16	Puerto Rico	1,641,600	1,642,114
Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	255,344	255,763
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	510,688	511,525
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	351,098	351,674
			5,466,082
Retailing 2.9%			
Amscan Holdings Inc., Term Loan B, 6.75%, 12/02/17	United States	1,538,375	1,545,587
General Nutrition Centers Inc., Tranche B Term Loan, 4.25%, 3/02/18	United States	1,290,000	1,292,574
J. Crew Group Inc., Term Loan B, 4.75%, 3/07/18	United States	1,320,000	1,271,243
Jo-Ann Stores Inc., Initial Loan, 4.75%, 3/18/18	United States	2,000,000	1,975,000
Neiman Marcus Group Inc., Term Loan, 4.75%, 5/16/18	United States	1,750,000	1,730,809
PETCO Animal Supplies Inc., New Loans, 4.50%, 11/24/17	United States	1,871,100	1,869,347

Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18	United States	970,000		974,547
				10,659,107
Software & Services 3.0%				
Attachmate Corp., Term Loan, 6.50%, 4/27/17	United States	1,380,000		1,387,187
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	2,977,500		2,991,313
First Data Corp., Term Loan B-2, 2.936%, 9/24/14	United States	3,078,989		2,857,687
Springboard Finance LLC (Skype), New Dollar Term Loan, 7.25%, 2/23/15	United States	147,319		148,094
SunGard Data Systems Inc.,				
Tranche A U.S. Term Loan, 1.936% - 1.947%, 2/28/14	United States	115,419		112,773
Tranche B U.S. Term Loan, 3.845% - 3.893%, 2/28/16	United States	3,245,566		3,243,524
Worldpay U.S. Inc., Facility B2A Loan, 5.25%, 10/13/17	United States	630,000		629,364
				11,369,942
Telecommunication Services 2.3%				
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	Luxembourg	3,602,062		3,618,571
MetroPCS Wireless Inc., Term Loan B3, 3.938% - 4.00%, 3/17/18	United States	1,795,496		1,794,748
NTELOS Inc., Term B Advance, 4.00%, 8/07/15	United States	2,009,785		2,013,302
West Corp., Term Loan B-4, 4.496% - 4.524%, 7/15/16	United States	1,231,140		1,232,802
				8,659,423
Transportation 1.1%				
Delta Air Lines Inc., New Term Loan, 5.50%, 4/20/17	United States	2,000,000		1,985,834
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,000,000		984,960
Tranche B Term Loan, 3.75%, 3/11/18	United States	997,500		993,915
				3,964,709
Utilities 1.9%				
Calpine Corp., Term Loan, 4.50%, 4/01/18	United States	2,713,200		2,692,683
[g]NRG Energy Inc., Term Loan, 4.00%, 7/01/18	United States	1,320,000		1,321,856
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan, 3.69%, 10/10/14	United States	3,749,218		3,145,995
				7,160,534
Total Senior Floating Rate Interests (Cost $195,985,548)				197,103,748
Foreign Government and Agency Securities 2.1%				
[f,h]Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	Argentina	3,000,000		734,850
Government of Malaysia, senior bond, 3.833%, 9/28/11	Malaysia	6,800,000	MYR	2,260,345
Government of Poland, 4.75%, 4/25/12	Poland	4,790,000	PLN	1,747,633
Korea Treasury Bond,				
4.75%, 12/10/11	South Korea	2,250,000,000	KRW	2,121,323
senior bond, 4.25%, 12/10/12	South Korea	1,190,000,000	KRW	1,124,936
Total Foreign Government and Agency Securities (Cost $7,085,320)				7,989,087
Asset-Backed Securities and Commercial Mortgage-Backed Securities 7.6%				
Banks 4.3%				
Banc of America Commercial Mortgage Inc., 2005-3, A2, 4.501%, 7/10/43	United States	2,064,414		2,064,309
[b,f]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 1.937%, 11/15/15	United States	1,950,640		1,811,781
Citigroup Commercial Mortgage Trust,				
[f]2007-C6, AM, FRN, 5.698%, 6/10/17	United States	820,000		808,853
2008-C7, A4, 6.099%, 12/10/49	United States	700,000		776,147
GS Mortgage Securities Corp. II,				
2003-C1, A3, 4.608%, 1/10/40	United States	400,000		416,104
[f]2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	470,000		511,317
[f]Homebanc Mortgage Trust, 2005-4, A1, FRN, 0.456%, 10/25/35	United States	876,539		643,328
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP2, AM, 4.78%, 7/15/42	United States	200,000		201,278
LB-UBS Commercial Mortgage Trust, 2005-C1, A2, 4.31%, 2/15/30	United States	206,383		207,057
[f]Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 4.311%, 7/25/34	United States	68,775		23,624
[f]Morgan Stanley ABS Capital I Inc. Trust,				
2003-HE3, B1, FRN, 5.136%, 10/25/33	United States	598,433		191,984
2003-NC10, B1, FRN, 5.136%, 10/25/33	United States	369,929		124,751
[b,f]Wachovia Bank Commercial Mortgage Trust, 2007-WHL8, A1, 144A, FRN, 0.267%, 6/15/20	United States	5,703,776		5,172,212
Wells Fargo Mortgage Backed Securities Trust,				
[f]2004-W, A9, FRN, 2.762%, 11/25/34	United States	924,821		898,099

Quarterly Statement of Investments See Notes to Statements of Investments.

2007-3, 3A1, 5.50%, 4/25/37	United States	2,009,459	2,093,260
			15,944,104
Diversified Financials 3.3%			
[b,f]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.257%, 11/25/20	Cayman Islands	530,000	453,693
[f]Argent Securities Inc., 2003-W5, M4, FRN, 3.936%, 10/25/33	United States	878,678	396,467
[b,f]Armstrong Loan Funding Ltd., 2008-1A, B, 144A, FRN, 1.273%, 8/01/16	Cayman Islands	1,868,573	1,806,481
[b,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.59%, 3/11/21	Cayman Islands	457,000	393,201
[f]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.686%, 2/25/35	United States	1,046,512	905,712
[f]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1,			
A3, FRN, 5.222%, 7/15/44	United States	3,000,000	3,084,237
AJ, FRN, 5.22%, 10/15/15	United States	700,000	661,507
[b,f]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.278%, 10/15/21	Cayman Islands	310,000	283,534
[b,f]Commercial Industrial Finance Corp., 2007-3A, A1J, 144A, FRN, 0.674%, 7/26/21	Cayman Islands	640,000	589,581
[b,f]Gleneagles CLO Ltd., 2005-1A, 144A, FRN, 0.673%, 11/01/17	Cayman Islands	1,000,000	855,030
[f]GSAMP Trust, 2003-AHL, B1, FRN, 6.186%, 10/25/33	United States	841,106	383,386
[b,f]MAPS CLO Fund LLC, 2005-1A, B, 144A, FRN, 0.747%, 12/21/17	United States	500,000	460,587
[f]Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 4.686%, 3/25/33	United States	534,590	50,229
[f,i]New Century Home Equity Loan Trust, 2003-2, M3, FRN, 5.736%, 1/25/33	United States	561,670	20,380
[f]Option One Mortgage Loan Trust, 2003-6, M5, FRN, 3.486%, 11/25/33	United States	544,012	325,842
[f]Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN, 3.936%, 11/25/34	United States	140,611	67,568
[f]Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.061%, 4/25/33	United States	13,987	1,706
[b,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.498%, 8/01/22	Cayman Islands	1,643,785	1,527,487
			12,266,628
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $30,081,513)			28,210,732
Mortgage-Backed Securities 32.7%			
[f]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.2%			
FHLMC, 2.702%, 5/01/34	United States	833,256	841,572
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 12.3%			
[g]FHLMC Gold 15 Year, 4.50%, 7/01/25	United States	2,160,000	2,286,226
[g]FHLMC Gold 15 Year, 5.00%, 7/01/24	United States	4,590,000	4,917,753
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	103,497	112,334
FHLMC Gold 15 Year, 6.00%, 3/01/14	United States	555,495	606,063
[g]FHLMC Gold 30 Year, 4.50%, 7/01/39	United States	2,730,000	2,820,857
[g]FHLMC Gold 30 Year, 5.00%, 7/01/39	United States	10,125,000	10,743,577
[g]FHLMC Gold 30 Year, 5.50%, 7/01/39	United States	7,500,000	8,102,347
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/33	United States	1,632,765	1,812,222
[g]FHLMC Gold 30 Year, 6.00%, 7/01/39	United States	9,660,000	10,610,911
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	1,797,346	2,027,243
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	455,268	526,555
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	64,263	76,426
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	988,689	1,202,065
			45,844,579
[f]Federal National Mortgage Association (FNMA) Adjustable Rate 0.4%			
FNMA, 2.032%, 7/01/34	United States	1,329,570	1,392,777
FNMA, 5.963%, 6/01/32	United States	36,241	38,355
			1,431,132
Federal National Mortgage Association (FNMA) Fixed Rate 19.4%			
FNMA 15 Year, 3.50%, 1/01/26	United States	2,841,154	2,898,138
[g]FNMA 15 Year, 5.00%, 7/01/24	United States	1,170,000	1,255,374
FNMA 15 Year, 5.50%, 7/01/20	United States	1,703,887	1,853,937
FNMA 15 Year, 6.00%, 6/01/17	United States	1,019,768	1,113,237
FNMA 15 Year, 6.50%, 7/01/20	United States	42,139	45,011
FNMA 30 Year, 4.00%, 2/01/41	United States	1,050,116	1,051,927
FNMA 30 Year, 4.00%, 2/01/41	United States	4,937,710	4,946,222
FNMA 30 Year, 4.50%, 9/01/40	United States	5,568,599	5,771,274
[g]FNMA 30 Year, 4.50%, 7/01/39 - 2/01/41	United States	4,023,842	4,166,149
[g]FNMA 30 Year, 5.00%, 7/01/39	United States	18,805,000	19,983,246
[g]FNMA 30 Year, 5.50%, 7/01/39	United States	10,708,000	11,579,695
FNMA 30 Year, 6.00%, 4/01/33 - 7/01/36	United States	1,017,390	1,124,678
[g]FNMA 30 Year, 6.00%, 7/01/39	United States	11,540,000	12,677,775
[g]FNMA 30 Year, 6.50%, 8/01/32 - 7/01/39	United States	2,698,798	3,060,720

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

At June 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	422,444	$ 553,825	8/08/11	$ -	$ (58,093)
Euro	DBAB	Buy	422,444	572,133	8/08/11	39,784	-
Euro	DBAB	Sell	1,140,000	1,443,126	8/25/11	-	(207,294)
Euro	DBAB	Buy	419,000	593,924	8/25/11	12,678	-
Euro	DBAB	Sell	297,671	411,709	10/13/11	-	(18,625)
Japanese Yen	JPHQ	Sell	180,180,000	2,220,538	10/31/11	-	(19,543)
Euro	DBAB	Sell	384,763	500,000	12/02/11	-	(55,349)
Japanese Yen	BZWS	Sell	171,860,000	2,055,250	12/05/11	-	(82,161)
Euro	DBAB	Sell	389,500	519,274	12/15/11	-	(42,677)
Euro	BZWS	Sell	1,470,694	1,903,078	1/11/12	-	(216,869)
Japanese Yen	DBAB	Sell	90,560,000	1,097,830	1/19/12	-	(29,077)
Euro	DBAB	Sell	1,100,000	1,494,075	1/26/12	-	(90,724)
Euro	DBAB	Sell	1,874,121	2,534,337	1/27/12	-	(165,668)
Euro	DBAB	Sell	673,313	910,285	2/14/12	-	(59,149)
Japanese Yen	UBSW	Sell	31,900,000	392,403	3/01/12	-	(4,787)
Japanese Yen	JPHQ	Sell	28,600,000	351,870	3/01/12	-	(4,231)
Japanese Yen	HSBC	Sell	28,600,000	352,000	3/01/12	-	(4,102)
Euro	DBAB	Sell	900,000	1,261,080	3/15/12	-	(33,422)
Euro	DBAB	Sell	500,000	703,730	5/10/12	-	(14,042)
	Unrealized appreciation (depreciation)					52,462	(1,105,813)
	Net unrealized appreciation (depreciation)						$ (1,053,351)

Franklin Templeton Limited Duration Income Trust
Statement of Investments, June 30, 2011 (unaudited)

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, NA
JPHQ - JP Morgan Chase & Co.
UBSW - UBSAG

Currency

EGP - Egyptian Pound
EUR - Euro
KRW - South Korean Won
MYR - Malaysian Ringgit
PLN - Polish Zloty

Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
FICO - Financing Corp.
FRN - Floating Rate Note
UC - Letter of Credit
PIK - Payment-In-Kind
SF - Single Family

Quarterly Statement ofInvestments See Notes to Statements ofInvestments.

Franklin Templeton Limited Duration Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U. S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instnunents (derivatives) trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instnunents. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Umestricted cash may be invested according to the Fund's investment objectives.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract (or other agreed upon amount) from the seller. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an umealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Umestricted cash may be invested according to the Fund's investment objectives.

4. MORTGAGE DOLLAR ROLLS

The Fund may enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an umealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a "senior security" for purposes of the asset coverage requirements under the 1940 Act.

5. INCOME TAXES

At June 30, 2011, the cost of investments and net umealized appreciation (depreciation) for income tax purposes were as follows:

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund's assets and liabilities carried at fair value:

The following is a sunnnary ofthe inputs used as of June 30, 2011, in valuing the Fund's assets carried at fair value:

7. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
(ASU) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for
Repurchase Agreements with the main objective to improve the accounting for repurchase agreements and other similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result, certain agreements may now be accounted for as secured borrowings. The ASU is effective for transactions occurring in interim and annual periods beginning after December 15, 2011. The Fund is currently evaluating the impact, if any, of applying this provision.

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement
(Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in

u.s. GAAP and International Financial Reporting Standards (IFRS). The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U. S. GAAP and IFRS and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Limited Duration Income Trust

By /s/ LAURA F. FERGERSON________ Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________ Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: August 25, 2011

By /s/ GASTON GARDEY________________ Gaston Gardey Chief Financial Officer and Chief Accounting Officer Date August 25, 2011